RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS

3.	RECENTLY ISSUED ACCOUNTING STANDARDS

Adoption of new accounting standards

In August 2018, the FASB issued ASU 2018-14 Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20). The amendments in this ASU removed certain disclosure requirements and introduced new ones including an explanation of the reasons for significant gains and losses relating to changes in the projected benefit obligation, plan assets to be returned to the entity and accumulated benefit obligation in excess of the fair value of related funding assets. These amendments to disclosure requirements were mandated for defined benefit plans from January 1, 2021. This amendment has not had a material impact on our consolidated financial statements nor related disclosures, including retained earnings, as of January 1, 2021.

In December 2019, the FASB issued ASU 2019-12 Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in this ASU removed certain exceptions previously available and provided additional calculation rules to help simplify the accounting for income taxes. These amendments were effective from January 1, 2021. This amendment has not had a material impact on our consolidated financial statements nor related disclosures, including retained earnings, as of January 1, 2021.
Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted:

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2020-04 Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting; and ASU 2021-01 Reference Rate Reform (Topic 848): Scope.	The amendments provide temporary optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The applicable expedients for us are in relation to modifications of contracts within the scope of Topics 310, Receivables, 470, Debt, and 842, Leases. This optional guidance may be applied prospectively from any date beginning March 12, 2020 and cannot be applied to modifications that occur after December 31, 2022.	January 1, 2022	Under evaluation, although all our financial instruments are denominated in U.S. dollars and the reformation date for U.S. dollar settings is not until immediately after June 30, 2023.
ASU 2020-06 Debt – Debt with Conversion and Other Options (Topic 470) and Derivatives and Hedging - Contracts in Entity’s Own Equity (Topic 815).
The amendments simplify the issuer’s accounting for convertible instruments and its application of the equity classification guidance. The new guidance eliminates some of the existing models for assessing convertible instruments, which results in more instruments being recognized as a single unit of account on the balance sheet and expands disclosure requirements. The new guidance simplifies the assessment of contracts in an entity’s own equity and existing EPS guidance in ASC 260.

		January 1, 2022	No material impact expected as a result of adoption of this ASU.
ASU 2021-04 Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic 470-50), Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging —Contracts in Entity’s Own Equity (Subtopic 815-40).

The amendments clarify issuer’s recognition and measurement considerations resulting from exchanges or modifications of freestanding instruments (written call options) classified in equity. Such exchanges or modifications are treated as adjustments to the cost to raise debt, to the cost to raise equity or as share-based payments (ASC 718) when issued to compensate for goods or services. If not treated as costs of debt funding, equity funding or share-based payment, it results in an adjustment to EPS/net income/(loss). Holder's accounting is not affected by these amendments.

		January 1, 2022	No material impact expected as a result of adoption of this ASU.

Standard	Description	Date of Adoption	Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2021-05 Leases (Topic 842) – Lessors – Certain Leases with Variable Lease Payments
The amendments apply only to lessors and require them to classify leases with variable lease payments that are not based on an index or rate as operating leases if they would have otherwise been classified as sales-type or direct financing leases and the lessor would have recognized a selling loss at lease commencement. There is no change to recognition of variable lease payments. Lessors can apply the amendments either prospectively or retrospectively with accompanying disclosures.

		January 1, 2022	No impact expected as a result of adoption of this ASU.
ASU 2021-08 Business Combinations (Topic 805) - Accounting for contract assets and contract liabilities from contracts with customers
Requires contract assets and contract liabilities (i.e., deferred revenue) acquired in a business combination to be recognized and measured by the acquirer on the acquisition date in accordance with ASC 606. Generally, this new guidance will result in the acquirer recognizing contract assets and contract liabilities at the same amounts recorded by the acquiree (rather than having such amounts recognized by the acquirer at fair value in acquisition accounting, as has been historical practice).

		January 1, 2023	No impact expected as a result of the adoption of this ASU.